UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2014

MFS® GROWTH FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.6%
Aerospace - 2.2%
Honeywell International, Inc.	1,050,595	$100,048,163
Precision Castparts Corp.	589,958	143,985,150

		$244,033,313
Alcoholic Beverages - 1.1%
Constellation Brands, Inc., “A” (a)	599,440	$52,205,231
Diageo PLC	987,641	29,111,669
Pernod Ricard S.A.	360,946	42,560,541

		$123,877,441
Apparel Manufacturers - 2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	358,462	$62,195,701
NIKE, Inc., “B”	812,383	63,812,685
PVH Corp.	436,940	51,008,376
VF Corp.	2,109,387	135,253,894

		$312,270,656
Automotive - 0.8%
BorgWarner Transmission Systems, Inc.	1,414,501	$87,967,817

Biotechnology - 7.7%
Alexion Pharmaceuticals, Inc. (a)	894,383	$151,410,098
Biogen Idec, Inc. (a)	646,036	221,616,189
Celgene Corp. (a)	1,468,469	139,533,924
Gilead Sciences, Inc. (a)	1,587,590	170,792,932
Isis Pharmaceuticals, Inc. (a)	325,330	13,260,451
Puma Biotechnology, Inc. (a)	158,660	41,332,517
Regeneron Pharmaceuticals, Inc. (a)	337,212	118,199,550

		$856,145,661
Broadcasting - 4.8%
Discovery Communications, Inc., “A” (a)	705,173	$30,830,164
Discovery Communications, Inc., “C” (a)	705,173	30,301,284
Time Warner, Inc.	1,656,304	127,585,097
Twenty-First Century Fox, Inc.	5,237,720	185,520,042
Viacom, Inc., “B”	345,991	28,077,170
Walt Disney Co.	1,531,055	137,611,223

		$539,924,980
Brokerage & Asset Managers - 2.9%
Affiliated Managers Group, Inc. (a)	378,736	$79,970,106
BlackRock, Inc.	198,659	65,662,759
Intercontinental Exchange, Inc.	920,723	174,016,647

		$319,649,512
Business Services - 3.2%
Cognizant Technology Solutions Corp., “A” (a)	3,943,980	$180,358,205
FleetCor Technologies, Inc. (a)	816,495	117,322,167
Realogy Holdings Corp. (a)	461,590	18,819,024
Verisk Analytics, Inc., “A” (a)	719,894	46,209,996

		$362,709,392

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 1.6%
Comcast Corp., “Special A”	3,221,652	$175,902,199

Chemicals - 1.5%
Monsanto Co.	1,478,789	$171,021,948

Computer Software - 4.0%
Autodesk, Inc. (a)	694,966	$37,277,976
Citrix Systems, Inc. (a)	652,246	45,826,804
Oracle Corp.	4,197,625	174,327,366
PTC, Inc. (a)	762,750	29,510,798
Salesforce.com, Inc. (a)	2,487,131	146,964,571
VMware, Inc., “A” (a)	170,196	16,777,922

		$450,685,437
Computer Software - Systems - 3.2%
Apple, Inc.	1,369,522	$140,376,005
EMC Corp.	7,323,951	216,276,273

		$356,652,278
Construction - 1.2%
Sherwin-Williams Co.	607,435	$132,487,648

Consumer Products - 1.3%
Colgate-Palmolive Co.	1,506,095	$97,489,529
Estee Lauder Cos., Inc., “A”	670,062	51,480,863

		$148,970,392
Consumer Services - 2.2%
Priceline Group, Inc. (a)	178,190	$221,723,599
TripAdvisor, Inc. (a)	208,388	20,649,167

		$242,372,766
Electrical Equipment - 3.0%
AMETEK, Inc.	2,049,330	$108,491,530
Danaher Corp.	3,010,717	230,651,029

		$339,142,559
Electronics - 0.6%
Altera Corp.	1,995,432	$70,518,567

Energy - Independent - 4.2%
Anadarko Petroleum Corp.	1,153,065	$129,938,895
Cabot Oil & Gas Corp.	844,149	28,312,757
Concho Resources, Inc. (a)	244,786	34,769,403
Noble Energy, Inc.	1,447,342	104,411,252
Pioneer Natural Resources Co.	661,088	137,936,011
Whiting Petroleum Corp. (a)	406,792	37,693,347

		$473,061,665
Food & Beverages - 2.3%
Groupe Danone	722,418	$50,441,611
Mead Johnson Nutrition Co., “A”	911,025	87,093,990
Mondelez International, Inc.	3,251,458	117,670,265

		$255,205,866

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 0.8%
CVS Caremark Corp.	1,126,720	$89,517,904

Gaming & Lodging - 3.7%
Hilton Worldwide Holdings, Inc. (a)	1,582,795	$40,076,369
Las Vegas Sands Corp.	1,714,507	114,031,861
Marriott International, Inc., “A”	1,595,090	110,699,246
Wynn Resorts Ltd.	783,779	151,175,294

		$415,982,770
General Merchandise - 0.7%
Costco Wholesale Corp.	656,241	$79,457,660

Insurance - 0.3%
MetLife, Inc.	619,380	$33,904,861

Internet - 8.9%
Facebook, Inc., “A “ (a)	3,447,594	$257,948,983
Google, Inc., “A” (a)	518,602	302,013,061
Google, Inc., “C” (a)	448,463	256,341,451
LinkedIn Corp., “A” (a)	469,971	106,095,953
Twitter, Inc. (a)	420,228	20,906,343
Yahoo!, Inc. (a)	1,397,602	53,821,653

		$997,127,444
Machinery & Tools - 2.0%
Colfax Corp. (a)	866,793	$55,136,703
Cummins, Inc.	339,986	49,335,368
Joy Global, Inc.	483,248	30,517,111
Roper Industries, Inc.	596,025	89,737,524

		$224,726,706
Major Banks - 0.5%
Morgan Stanley	1,718,530	$58,962,764

Medical & Health Technology & Services - 1.4%
Cerner Corp. (a)	1,093,318	$63,040,716
McKesson Corp.	483,130	94,224,844

		$157,265,560
Medical Equipment - 4.6%
Abbott Laboratories	1,405,685	$59,376,134
C.R. Bard, Inc.	236,167	35,056,629
Cooper Cos., Inc.	302,538	49,322,770
Covidien PLC	1,573,105	136,592,707
Thermo Fisher Scientific, Inc.	1,899,907	228,387,820

		$508,736,060
Network & Telecom - 0.8%
Qualcomm, Inc.	1,167,362	$88,836,248

Oil Services - 1.6%
Halliburton Co.	1,193,832	$80,714,982
Schlumberger Ltd.	933,271	102,323,832

		$183,038,814

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 5.6%
American Express Co.	1,539,480	$137,860,434
MasterCard, Inc., “A”	2,713,671	205,723,399
Visa, Inc., “A”	1,332,834	283,253,882

		$626,837,715
Pharmaceuticals - 4.2%
Actavis PLC (a)	910,262	$206,611,269
Bristol-Myers Squibb Co.	2,841,036	143,898,473
Valeant Pharmaceuticals International, Inc. (a)	549,880	64,500,924
Zoetis, Inc.	1,449,167	51,358,478

		$466,369,144
Printing & Publishing - 0.3%
Moody’s Corp.	369,105	$34,537,155

Railroad & Shipping - 1.2%
Kansas City Southern Co.	375,463	$43,313,412
Union Pacific Corp.	838,952	88,316,477

		$131,629,889
Restaurants - 1.3%
Starbucks Corp.	1,374,744	$106,968,831
YUM! Brands, Inc.	528,816	38,302,143

		$145,270,974
Specialty Chemicals - 0.6%
Airgas, Inc.	367,227	$40,534,516
Ecolab, Inc.	244,614	28,086,579

		$68,621,095
Specialty Stores - 4.9%
Amazon.com, Inc. (a)	290,166	$98,377,881
AutoZone, Inc. (a)	94,302	50,813,690
L Brands, Inc.	571,646	36,499,597
Ross Stores, Inc.	2,177,547	164,230,595
Tiffany & Co.	562,672	56,796,112
TJX Cos., Inc.	1,505,197	89,724,793
Tractor Supply Co.	618,325	41,396,859
Urban Outfitters, Inc. (a)	297,920	11,854,237

		$549,693,764
Telecommunications - Wireless - 2.1%
American Tower Corp., REIT	2,416,964	$238,312,650

Tobacco - 0.5%
Philip Morris International, Inc.	645,830	$55,270,131
Total Common Stocks		$10,816,699,405

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	354,174,156	$354,174,156
Total Investments		$11,170,873,561

Other Assets, Less Liabilities - 0.2%		20,147,733
Net Assets - 100.0%		$11,191,021,294

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$10,816,699,405	$—	$—	$10,816,699,405
Mutual Funds	354,174,156	—	—	354,174,156
Total Investments	$11,170,873,561	$—	$—	$11,170,873,561

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$7,761,968,364
Gross unrealized appreciation	3,426,599,006
Gross unrealized depreciation	(17,693,809)
Net unrealized appreciation (depreciation)	$3,408,905,197

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	230,807,699	1,253,318,857	(1,129,952,400)	354,174,156

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$207,228	$354,174,156

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2014

*	Print name and title of each signing officer under his or her signature.